Property and Equipment - Summary of Property and Equipment (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12,852,977	$ 4,408,380
Less: accumulated depreciation and amortization	(3,324,550)	(1,744,014)
Property and equipment, net	9,528,427	2,664,366
Advanced manufacturing machinery & quality equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,705,034	3,016,377
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,912,107	0
Computer & office hardware
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,148,944	657,972
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	38,473	34,753
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,048,419	$ 699,278